Financial instruments	12 Months Ended
Jan. 31, 2018
Financial Instruments [Abstract]
Financial instruments
Financial instruments

		January 31, 2018	January 31, 2017
	Note	£000	£000
Loans and receivables
Other receivables(1)	15	3,600	342
Cash and cash equivalents		20,102	28,062
		23,702	28,404
Financial liabilities measured at amortized cost
Trade and other payables	16	8,932	3,984
Financial liabilities on funding arrangements	18	3,090	5,919
		12,022	9,903

(1)	Prepayments and accrued income have been excluded as they are not considered to be a financial instrument.

The Group’s activities expose it to a variety of financial risks: foreign currency risk; interest rate risk; credit risk; and liquidity risk.
The Group’s principal financial instrument comprises cash and cash equivalents, and this is used to finance the Group’s operations. Other financial instruments include other receivables and trade and other payables that arise directly from its operations. The category of other receivables all mature within one year.
The Group has compared fair value to book value for each class of financial asset and liability: no difference was identified other than in respect of financial liabilities on funding arrangements. The Group has a policy, which has been consistently followed, of not trading in financial instruments.
The Group considers the financial liabilities on funding arrangements to be a level 3 financial instrument, and the fair value as at January 31, 2018 was calculated to be £4.7 million. The key inputs to the model are described more fully within Note 2 ‘Critical accounting judgements and key sources of estimation uncertainty’.

Foreign currency risk
Foreign currency risk refers to the risk that the value of a financial commitment or recognized asset or liability will fluctuate due to changes in foreign currency rates. The Group’s net income and financial position, as expressed in Pounds Sterling, are exposed to movements in foreign exchange rates against the US Dollar and the Euro. The main trading currencies of the Group are Pounds Sterling, the US Dollar, and the Euro. The Group is exposed to foreign currency risk as a result of trading transactions, including the receipt of potential payments related to the Group’s agreements with Sarepta, Eurofarma and BARDA, capital raises in the US and the translation of foreign bank accounts.
The exposure to foreign exchange is monitored by the Group’s finance function. Exposures are generally managed through natural hedging via the currency denomination of cash balances and any realized impact currently is not material to the Group.

	January 31, 2018	January 31, 2017
	£000	£000
Cash at bank and in hand
Pounds Sterling	5,535	8,969
US Dollar	14,567	19,093
	20,102	28,062

Interest rate risk
One of the risks arising from the Group’s financial instruments is interest rate risk. The Group holds no derivative instruments to manage interest rate risk; instead the Group placed deposits surplus to short-term working capital requirements with a variety of reputable UK- and US-based banks and building societies. There were no amounts on short term deposits at the year end. These balances are placed at fixed rates of deposit with maturities between one month and three months.
19. Financial instruments (continued)
The Group’s cash and short-term deposits were as follows:

	January 31, 2018	January 31, 2017
	£000	£000
On current account	20,102	28,062
	20,102	28,062

The interest rates for dated deposits were dependent on the rates offered by the Group’s borrowers. The interest rate for short-term deposits is variable dependent on the rates offered by the Group’s banks. During the year to January 31, 2018, the banking facilities returned an average rate after fees of 0.02% (2017: 0.04%).
The Group’s exposure to interest rate risk is illustrated with regard to the opening and closing cash balances and the difference that an increase or decrease of 1% in interest rates would have made based on the average cash balance of £24,082,000 (2017: £22,183,000) in the year:

Year ended January 31, 2018	(1)%	Actual	1%
Interest rate	—	0.02	1.02
Interest received (£000)	—	5	246
Year ended January 31, 2017	(1)%	Actual	1%
Interest rate	—	0.04	1.04
Interest received (£000)	—	8	230

Credit risk
The credit risk with respect to customers is limited and the Group had no trade receivables outstanding at January 31, 2018.
Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of short-term cash investments and trade accounts receivable. Excess cash is invested in short-term money market instruments, including bank term deposits, money market and liquidity funds, and other debt securities provided by a variety of financial institutions with strong credit ratings; these investments typically bore minimal credit risk in the year.
Cash balances maintained during the year have been principally held with reputable UK- and-US based banks and building societies. The Group does not believe that this constituted a major credit risk.
As of January 31, 2018 and January 31, 2017, the majority of cash and cash equivalents were placed with HSBC Bank plc.

Liquidity risk
Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities.
The Group ordinarily finances its activities through cash generated from operating activities, and private and public offerings of equity securities. The Group anticipates that its operating cash flow together with available cash and cash equivalents will be sufficient to meet its anticipated needs. See Note 1 ‘Going concern’.
All of the financial liability categories at each balance sheet date, excluding the financial liabilities on funding arrangements, have maturity dates of less than twelve months from the year end date. Provisions are amounts contingent upon events taking place and the recognition of deferred taxation is dependent upon future profits arising.

Capital management
The primary aim of the Group’s capital management, defined as its share capital and share premium, is to safeguard the Group’s ability to continue as a going concern, to support its programs and maximize shareholder value.
The Group monitors its capital structure and makes adjustments, as and when it is deemed necessary and appropriate to do so, using such methods as the issuing of new ordinary shares. The capital structure of the Group has come entirely from equity issues.